Transactions with Related Parties - Compensation to the Company's Executive Director (Details) - Executive Director [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Short-term employee benefits	$ 1,172	$ 1,216	$ 1,772
Total	$ 1,172	$ 1,216	$ 1,772